13. CONCENTRATIONS- annual (Annual Member)	12 Months Ended
Dec. 31, 2013
Annual Member
13. CONCENTRATIONS

13. CONCENTRATIONS

During the years ended December 31, 2013 and 2012 the Company received 47% and 22% of its product sales revenue for a single state municipal agency. The contract with this agency was completed during 2013.